STOCKHOLDERS’ EQUITY (Details Narrative)		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 06, 2025 shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2023 $ / shares shares	Dec. 31, 2024 $ / shares shares	Mar. 31, 2025 shares	Feb. 19, 2025 shares	Mar. 11, 2024 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		500,000,000		500,000,000			500,000,000
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001			$ 0.0001
Preferred stock, shares authorized		50,000,000		50,000,000			50,000,000
Preferred stock, par value | $ / shares		$ 0.0001		$ 0.0001			$ 0.0001
Common stock, shares issued		149,264,925		149,264,925			140,227,818
Common stock, shares outstanding		149,264,925		149,264,925			140,227,818	183,078,394
Stock-based compensation expense | $		$ 1,186,605		$ 1,186,605
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrecognized stock-based compensation costs | $		$ 57,861,395		$ 57,861,395
Weighted-average period of recognition				3 years 8 months 19 days
2025 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock available for issuance	10,449,264
Common stock outstanding percentage	5.00%
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		500,000,000		500,000,000
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001
Preferred stock, shares authorized		50,000,000		50,000,000
Preferred stock, par value | $ / shares		$ 0.0001		$ 0.0001
Warrants to purchase common stock		29,349,264		29,349,264
Shares converted				4,670,544
Shares issued upon conversion				5,322,463
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares converted				651,919
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exchange ratio				0.6862
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common stock		17,900,000		17,900,000
Warrant [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common stock		17,900,000		17,900,000
XCF Global Capital Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized						900,000,000	900,000,000
Common stock, par value | $ / shares						$ 0.001	$ 0.001
Preferred stock, shares authorized						100,000,000	100,000,000
Preferred stock, par value | $ / shares						$ 0.001	$ 0.001
Common stock, shares issued						62,329,743	74,999,777
Common stock, shares outstanding						62,329,743	74,999,777
Warrants to purchase common stock									4,406,310
XCF Global Capital Inc [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value | $ / shares										$ 0.0001
XCF Global Capital Inc [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value | $ / shares										$ 0.0001
XCF Global Capital Inc [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares issued for services						17,500,000	12,670,034